Provisions - Summary of Economic Assumptions (Detail) - Long-term employee benefits [member]	Dec. 31, 2019	Dec. 31, 2018
Summary of economic assumptions [line items]
Discount rate	6.25%	6.25%
Expected rate of salary increase	5.50%	5.70%